Borrowings - Long Term Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Balance	$ 238,324	$ 304,675
Weighted Average Interest Rate	0.47%	0.89%
Securities sold under agreements to repurchase
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Balance	$ 32,199	$ 23,745
Weighted Average Interest Rate	0.47%	0.89%
FHLB advances
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Balance	$ 0	$ 250,000
Weighted Average Interest Rate	0.00%	1.60%
Subordinated debt
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Balance	$ 189,527	$ 30,930
Weighted Average Interest Rate	5.10%	5.13%
Other Borrowings
Assets Sold under Agreements to Repurchase [Line Items]
Outstanding Balance	$ 16,598	$ 0
Weighted Average Interest Rate	1.88%	0.00%